Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

Note 8 — Leases

The Company has operating leases for warehouse, production, and office facilities and equipment. Lease contracts have remaining lease terms of one year to 8 years, some of which include options to extend the term by up to 5 years. The Company included renewal options that are reasonably certain to be exercised as part of the lease term. Additionally, some lease contracts include termination options. The Company does not expect to exercise the majority of termination options and generally exclude such options when determining the term of leases. See Note 2 — Basis of Presentation and Summary of Significant Accounting Policies for the Company’s lease accounting policy.

The components of lease costs for three months ended March 31, 2021 are as follows (in thousands):

Three Months Ended March 31, 2021
Operating lease costs	$253
Finance lease costs:
Amortization of right-of-use assets	—
Interest on lease liabilities	—
Short-term lease costs	—
Variable lease costs	—
Sublease income	—

Total lease costs	$253

For the three months ended March 31, 2020, rent expense recognized under ASC 840 amounted to $0.2 million.

There were no losses or gains on sale and leaseback transactions for the three months ended March 31, 2021.

The weighted average remaining lease term as of March 31, 2021 is 7.06 years and the weighted average discount rate is 7.42%.

Cash flows arising from lease transactions for the three months ended March 31, 2021 were as follows (in thousands):

Three Months Ended March 31, 2021
Cash paid for amounts included in the measurements of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(10)
Operating cash inflows/(outflows) from finance leases	—
Financing cash inflows/(outflows) from finance leases	—
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	—
Operating leases	—
Finance leases	—

Future minimum lease payments under non-cancelable leases in effect as of March 31, 2021 are as follows (in thousands):

Year Ending December 31,	Operating Leases	Finance Leases
2021 (excluding the three months ended March 31, 2021)	$1,031	$—
2022	766	—
2023	763	—
2024	762	—
2025	762	—
Thereafter	1,803	—

Total future undiscounted minimum lease payments	$5,887	$—
Less: Imputed Interest	(1,181)	—

Present value of lease liabilities	$4,706	$—
Less: Current portion of operating lease obligation	(1,198)	—

Operating lease obligation, net of current portion	$3,508	$—

The following table summarizes our lease commitments as of December 31, 2020:

Year Ending December 31	Minimum Lease Commitment
(in thousands)
2021	$712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708

Total	$5,473